Statement of financial position, order of liquidity (Parentheticals) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Memorandum item subordinated liabilities at fair value	€ 0	€ 0
Memorandum item subordinated liabilities at amortised cost	14,947	12,509
Memorandum loan commitments given	155,009	136,920
Memorandum financial guarantees given	16,007	16,511
Memorandum other commitments given	€ 39,561	€ 39,137